Leases (Details)	Mar. 31, 2025 USD ($)
Leases
2025	$ 278,126
2026	242,211
2027	388,790
2028	407,405
Remaining	310,114
Total future lease payments	1,626,647
Less: Interest	(147,530)
Present value of lease liabilities	$ 1,479,117